REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic revenues are presented according to customers' location

	For the Three Months Ended March 31,
In millions	2025	2024
Americas (1)	$464.7	$414.9
Greater China (2)	446.0	311.6
EMEA (3)	404.9	360.6
Asia Pacific (4)	156.9	105.4
Total	$1,472.5	$1,192.5
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(1)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 22.3% and 26.0% of the total Company revenue for the three months ended March 31, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(2)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 28.8% and 24.7% of the total Company revenue for the three months ended March 31, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(3)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(4)Excludes Greater China. The Company has its own sales companies in Japan, South Korea, Australia and Malaysia. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.

	For the Three Months Ended March 31,
In millions	2025	2024
Wholesale
Technical Apparel	$203.2	$166.8
Outdoor Performance	320.3	293.2
Ball & Racquet Sports	256.4	234.7
	779.9	694.7
DTC
Technical Apparel	$460.6	$350.3
Outdoor Performance	182.1	108.6
Ball & Racquet Sports	49.9	38.9
	692.6	497.8
Total	$1,472.5	$1,192.5